Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Components of Net Investment in Sales-Type and Direct Financing Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2014	2013
Aggregate future minimum lease payments to be received	$11,173	$11,074
Unguaranteed residual values accruing to the lessor’s benefit	695	783
Unearned income	(1,004)	(1,045)
Initial direct costs	202	189

Total net investment in sales-type and direct financing leases(a)	$11,066	$11,001
(a)	The accumulated allowance for uncollectible minimum lease payments was $65 million and $68 million at December 31, 2014 and 2013, respectively.

Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2014:

(Dollars in Millions)
2015	3,696
2016	3,417
2017	2,601
2018	813
2019	291
Thereafter	355